INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 4,112
Share of profit (loss) of associates and joint ventures accounted for using equity method	444	$ 241
Investments, ending balance	4,216	4,112
Total for all joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	4,112	4,133
Investments Account for Using Equity Method, Acquired		7
Share of profit (loss) of associates and joint ventures accounted for using equity method	437	248
Funds contirbuted to equity investees	1	59
Dividends received from equity investees	(199)	(198)
Non-cash dividend received from equity investees		(124)
Equity earnings adjustment	7	(7)
Cash repayments of advances and loans from related parties	(142)	(6)
Investments, ending balance	4,216	4,112
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	2,015	2,119
Investments Account for Using Equity Method, Acquired		0
Share of profit (loss) of associates and joint ventures accounted for using equity method	203	108
Funds contirbuted to equity investees	0	0
Dividends received from equity investees	(67)	(88)
Non-cash dividend received from equity investees		(124)
Equity earnings adjustment	0	0
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	2,151	2,015
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	401	391
Investments Account for Using Equity Method, Acquired		0
Share of profit (loss) of associates and joint ventures accounted for using equity method	139	119
Funds contirbuted to equity investees	0	0
Dividends received from equity investees	(130)	(109)
Non-cash dividend received from equity investees		0
Equity earnings adjustment	0	0
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	410	401
Zaldivar [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	875	874
Investments Account for Using Equity Method, Acquired		0
Share of profit (loss) of associates and joint ventures accounted for using equity method	(26)	1
Funds contirbuted to equity investees	0	0
Dividends received from equity investees	0	0
Non-cash dividend received from equity investees		0
Equity earnings adjustment	0	0
Cash repayments of advances and loans from related parties	0	0
Investments, ending balance	849	875
Porgera [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	780	703
Investments Account for Using Equity Method, Acquired		7
Share of profit (loss) of associates and joint ventures accounted for using equity method	121	22
Funds contirbuted to equity investees	0	55
Dividends received from equity investees	0	0
Non-cash dividend received from equity investees		0
Equity earnings adjustment	7	(7)
Cash repayments of advances and loans from related parties	(138)	0
Investments, ending balance	770	780
Other
Disclosure of joint ventures [line items]
Investments, beginning balance	41	46
Investments Account for Using Equity Method, Acquired		0
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	(2)
Funds contirbuted to equity investees	1	4
Dividends received from equity investees	(2)	(1)
Non-cash dividend received from equity investees		0
Equity earnings adjustment	0	0
Cash repayments of advances and loans from related parties	(4)	(6)
Investments, ending balance	$ 36	$ 41